Summary of Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 89,153	553,157	140,049
Less: Allowance for doubtful accounts	0	0	0
Accounts receivable, net	$ 89,153	553,157	140,049